Prepayments and other receivables	6 Months Ended
Jun. 30, 2023
Prepayments And Other Receivables
Prepayments and other receivables

3. Prepayments and other receivables

	June 30, 2023	December 31, 2022

Bitcoin project in Kazakhstan	$141,520	$-
Prepayments for machines	3,334,784	2,374,700
Others	10,319	10,276
	$3,486,623	$2,384,976

The Bitcoin project refers to an unincorporated joint venture with a local party in Kazakhstan under a trust agreement.

The prepayments for machines are for the new project in Tennessee which have yet to be delivered as at June 30, 2023. The machines will be delivered in the second half of the year.